DEBT - Unsecured Credit Facility, Net (FY) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Unsecured credit facility	$ 3,000,000	$ 6,000,000	$ 7,740,000
Less unamortized deferred financing costs	(110,697)	(21,724)	(90,139)
Unsecured credit facility, net	$ 2,889,303	$ 5,978,276	$ 7,649,861